Segments (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment reporting for revenue

	Years ended December 31,
	2025	2024
	US$	US$
Revenue
Remittance services
Fiat remittance	21,745,956	21,592,260
ODL remittance	430,517	880,171
Sales of Airtime	15,620,573	23,840,573
Other services	16,275	122,408
	37,813,323	46,435,412

	Years ended December 31,
	2025	2024
	US$	US$
Cost of sales
Remittance services	(7,911,327)	(9,475,812)
Sales of Airtime	(14,185,775)	(21,999,692)
Other services	(299,794)	(367,963)
	(22,396,896)	(31,843,467)

	Years ended December 31,
	2025	2024
	US$	US$
Gross Profit
Remittance services	14,265,148	12,996,619
Sales of Airtime	1,434,798	1,840,881
Other services	(283,519)	(245,555)
	15,416,427	14,591,945

Schedule of forth the expenditures for long-lived assets other than goodwill

The following table sets forth the Expenditures for additions to long-lived assets other than goodwill and acquired intangible assets:

	December 31,
	2025	2024
	US$	US$
Remittance services expense	477,631	582,256
Sales of Airtime	-	-
Other services	-	-
	477,631	582,256

Schedule of forth the revenues by geographical area

The following table sets forth the revenues by geographical area:

	Years ended December 31,
	2025	2024
	US$	US$
Revenue
Hong Kong	-	4,370,290
Malaysia	30,134,953	27,560,318
Indonesia	7,678,370	14,504,804
	37,813,323	46,435,412

Schedule of forth the long-lived assets other than goodwill and intangible assets by geographical area

The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	December 31,
	2025	2024
	US$	US$
Long-lived assets other than goodwill and acquired intangible assets
Hong Kong	6,175	-
Malaysia	1,197,668	1,352,906
Indonesia	33,521	51,854
	1,237,364	1,404,760

Add: Non-disclose items
Investment in an equity security	-	-
Deferred tax assets	232,082	342,822
Goodwill	9,727,871	12,059,428
Acquired intangible assets	1,845,560	3,386,117
	11,805,513	15,788,367

Schedule of forth the goodwill by reportable segments	The following table sets forth the goodwill by reportable segments:
	December 31,
	2025	2024
	US$	US$
Remittance services	3,419,935	3,419,935
Sales of Airtime	6,307,936	8,639,493
	9,727,871	12,059,428